Assumptions Used to Estimate Fair Value of Stock Options (Detail)	9 Months Ended
Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	25.00%
Expected dividend yield	0.00%
Expected term (in years)	6 years 6 months
Risk free rate	2.17%